Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2015
Other taxes payable	$1,303,688	$960,959
Accrued employee payroll and welfare	2,919,888	2,094,398
Other payable	2,889,184	3,085,960
Accrued expenses	4,114,212	3,167,689
Advances from customers	597,614	1,606,932
Down payment from sales of property	—	939,757
	$11,824,586	$11,855,695